SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Trade receivables	$ 169,303		$ 180,989
Less: allowance for credit losses	(13,361)	$ (11,248)	(9,720)	$ (11,799)	$ (12,319)	$ (12,664)
Total	$ 155,942		$ 171,269